Employee Benefits Expenses - Employee Benefits Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Wages and employee benefits expenses	$ 976	$ 933
Share options granted to directors and employees	1	1
Pension costs - defined benefit plans	7	7
Pension costs - defined contribution plans	21	20
Post-employment benefits other than defined benefit pension plans	4	5
Wages and employee benefits expenses	$ 1,009	$ 966